Funds Receivable and Customer Accounts - Estimated Fair Value of Investments Classified as Available for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	$ 1,070	$ 4,169
Gross Unrealized Gains	0	3
Gross Unrealized Losses	(14)	(8)
Estimated Fair Value	1,056	4,164
Funds receivable and customer accounts
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	8,600	6,475
Gross Unrealized Gains	2	0
Gross Unrealized Losses	(1)	(5)
Estimated Fair Value	8,601	6,470
Funds receivable and customer accounts | Government and agency securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	7,717	5,946
Gross Unrealized Gains	2	0
Gross Unrealized Losses	(1)	(5)
Estimated Fair Value	7,718	5,941
Funds receivable and customer accounts | Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Gross Amortized Cost	883	529
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 883	$ 529